CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Total	Ordinary shares [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total Bitauto Holdings Limited shareholders' equity [Member]	Noncontrolling interests [Member]
Balance, Beginning at Dec. 31, 2015	¥ 8,624,570	¥ 17	¥ (56,690)	¥ 7,859,512	¥ 57,193	¥ 281,594	¥ 218,191	¥ 8,359,817	¥ 264,753
Balance, Beginning (shares) at Dec. 31, 2015		63,311,294.0	1,724,497.5
Issuance of ordinary shares	978,333	¥ 2	¥ 0	978,331	0	0	0	978,333	0
Issuance of ordinary shares (shares)		7,414,731.0	0
Beneficial conversion feature in relation to issuance of convertible debt	¥ 185,712	¥ 0	¥ 0	185,712	0	0	0	185,712	0
Repurchase of ordinary shares (shares)
Exercise of options and RSUs	¥ 23,312	¥ 0	¥ 14,802	8,510	0	0	0	23,312	0
Exercise of options and RSUs (shares)		0	(450,311.0)
Share-based compensation	76,981	¥ 0	¥ 0	76,981	0	0	0	76,981	0
Net loss	(337,953)	0	0	0	0	0	(336,058)	(336,058)	(1,895)
Foreign currency translation gains losses	459,430	0	0	0	0	459,430	0	459,430	0
Acquisitions of subsidiaries	16,967	0	0	0	0	1,278	0	1,278	15,689
Accretion of redeemable noncontrolling interests	(205,287)	0	0	(205,287)	0	0	0	(205,287)	0
Provision of statutory reserves	0	0	0	0	32,648	0	(32,648)	0	0
Balance, Ending at Dec. 31, 2016	9,822,065	¥ 19	¥ (41,888)	8,903,759	89,841	742,302	(150,515)	9,543,518	278,547
Balance, Ending (shares) at Dec. 31, 2016		70,726,025.0	1,274,186.5
Issuance of ordinary shares	¥ 0	¥ 0	¥ 0	0	0	0	0	0	0
Issuance of ordinary shares (shares)		1,000,000.0	0
Repurchase of ordinary shares (shares)
Exercise of options and RSUs	¥ 19,476	¥ 0	¥ 21,477	(2,001)	0	0	0	19,476	0
Exercise of options and RSUs (shares)		0	(653,397.0)
Share-based compensation	1,185,839	¥ 0	¥ 0	1,056,653	0	0	0	1,056,653	129,186
Net loss	(1,426,988)	0	0	0	0	0	(1,278,997)	(1,278,997)	(147,991)
Foreign currency translation gains losses	(353,747)	0	0	0	0	(274,045)	0	(274,045)	(79,702)
Conversion of Yixin preferred shares to ordinary shares	5,323,103	0	0	(947,158)	0	0	0	(947,158)	6,270,261
Proceeds from Yixin IPO, net of issuance costs	5,525,077	0	0	3,321,055	0	0	0	3,321,055	2,204,022
Transaction with noncontrolling interests	71,903	0	0	12,554	0	0	0	12,554	59,349
Conversion of convertible debt	158,450	¥ 0	¥ 0	158,450	0	0	0	158,450	0
Conversion of convertible debt (shares)		1,013,941.0	0
Acquisition of noncontrolling interests in subsidiaries	(60,373)	¥ 0	¥ 0	49,298	0	0	0	49,298	(109,671)
Issuance of ordinary shares by the Company's subsidiary	3,030	0	0	0	0	0	0	0	3,030
Accretion of redeemable noncontrolling interests	(332,117)	0	0	(332,117)	0	0	0	(332,117)	0
Provision of statutory reserves	0	0	0	0	63,697	0	(63,697)	0	0
Balance, Ending at Dec. 31, 2017	¥ 19,935,718	¥ 19	¥ (20,411)	12,220,493	153,538	468,257	(1,493,209)	11,328,687	8,607,031
Balance, Ending (shares) at Dec. 31, 2017	72,739,966	72,739,966.0	620,789.5
Repurchase of ordinary shares	¥ (329,625)	¥ 0	¥ (329,625)	0	0	0	0	(329,625)	0
Repurchase of ordinary shares (shares)	2,398,780	0	2,398,780.0
Exercise of options and RSUs	¥ 1,992	¥ 0	¥ 16,051	(14,059)	0	0	0	1,992	0
Exercise of options and RSUs (shares)		0	(488,321.0)
Repurchase of subsidiaries' ordinary shares	(4,367)	¥ 0	¥ 0	(1,958)	0	0	0	(1,958)	(2,409)
Exercise/settlement of options and RSUs in subsidiaries	475	0	0	(96,762)	0	0	0	(96,762)	97,237
Share-based compensation	896,416	0	0	701,872	0	0	0	701,872	194,544
Share of other comprehensive loss of equity method investees	1,297	0	0	1,297	0	0	0	1,297	0
Net loss	(679,316)	0	0	0	0	0	(580,295)	(580,295)	(99,021)
Foreign currency translation gains losses	153,894	0	0	0	0	133,166	0	133,166	20,728
Accretion of redeemable noncontrolling interests	(28,057)	0	0	(28,057)	0	0	0	(28,057)	0
Provision of statutory reserves	0	0	0	0	51,045	0	(51,045)	0	0
Balance, Ending at Dec. 31, 2018	¥ 19,948,427	¥ 19	¥ (333,985)	¥ 12,782,826	¥ 204,583	¥ 601,423	¥ (2,124,549)	¥ 11,130,317	¥ 8,818,110
Balance, Ending (shares) at Dec. 31, 2018	72,739,966	72,739,966.0	2,531,248.5